Stock-Based Compensation - Summary of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of shares (in shares)	182
Options outstanding, weighted average exercise price (in dollars per share)	$ 15.68
Granted	0
Granted, weighted average exercise price (in dollars per share)	$ 0
Forfeited or expired, number of shares (in shares)	(2)
Options vested and exected, number of shares (in shares)	180	182
Options vested and expected, weighted average exercise price (in dollars per share)		$ 15.68
Options exercisable, number of shares (in shares)	151	148
Options exercisable, weighted average exercise price (in dollars per share)	$ 17.76
Options exercisable, weighted average remaining contractual life (Year)	6 years 1 month 9 days
The2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited or expired, weighted average exercise price (in dollars per share)	$ 40.00
Options vested and expected, weighted average exercise price (in dollars per share)	$ 15.47
Options vested and expected, weighted average remaining contractual life (Year)	6 years 4 months 24 days	6 years 7 months 2 days
Share-based Payment Arrangement, Option [Member] | The2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of shares (in shares)	182,000	196,000	984,000
Options outstanding, weighted average exercise price (in dollars per share)	$ 15.68	$ 15.48	$ 21.75
Granted			228,000
Granted, weighted average exercise price (in dollars per share)			$ 5.49
Forfeited or expired, number of shares (in shares)		(14,000)	(1,016,000)
Forfeited or expired, weighted average exercise price (in dollars per share)		$ 12.95	$ 19.34
Options vested and exected, number of shares (in shares)		182,000	196,000
Options vested and expected, weighted average exercise price (in dollars per share)		$ 15.68	$ 15.48
Options vested and expected, weighted average remaining contractual life (Year)		6 years 7 months 2 days
Options exercisable, number of shares (in shares)		148,000
Options exercisable, weighted average exercise price (in dollars per share)		$ 18.38
Options exercisable, weighted average remaining contractual life (Year)		6 years 3 months